Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Mezzanine Equity	Preferred Stock Series A	Common Stock Class A	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022			$ 1		$ 189,904	$ (225,985)	$ (115)	$ (36,195)
Balance (in Shares) at Dec. 31, 2022			10,122,581
Dividends on the Series A Preferred Stock						(1,349)		(1,349)
Stock-based compensation					1,575			1,575
Return of the subscription proceeds for the additional Series A Preferred Stock					(2,000)			(2,000)
Deemed capital contribution from related party (Note 10)					18,702			18,702
Foreign currency translation adjustment							(3)	(3)
Conversion of Convertible Notes into Class A Common Stock in connection with Merger (Note 3)			$ 1		27,493			27,494
Conversion of Convertible Notes into Class A Common Stock in connection with Merger (Note 3) (in Shares)			4,874,707
Conversion of Envoy Bridge Note into Series A Preferred Stock in connection with Merger (Note 3)					10,982			10,982
Conversion of Envoy Bridge Note into Series A Preferred Stock in connection with Merger (Note 3) (in Shares)		1,000,000
Preferred stock subscriptions (Note 3)					2,000			2,000
Net exercise of warrants (related party) (Note 10)
Net exercise of warrants (related party) (Note 10) (in Shares)			2,702
Merger, net of redemptions and transaction costs (Note 3)					(1,785)			(1,785)
Merger, net of redemptions and transaction costs (Note 3) (in Shares)		2,500,000	3,115,874
Meteora forward purchase agreement shares (Note 3)					(1,384)			(1,384)
Meteora forward purchase agreement shares (Note 3) (in Shares)			434,118
Issuance of Series A Preferred stock to PIPE Investors (Note 3)					10,000			10,000
Issuance of Series A Preferred stock to PIPE Investors (Note 3) (in Shares)		1,000,000
Issuance of Common Stock					109			109
Issuance of Common Stock (in Shares)			50,000
Net loss						(29,922)		(29,922)
Balance at Dec. 31, 2023			$ 2		255,596	(257,256)	(118)	(1,776)
Balance (in Shares) at Dec. 31, 2023		4,500,000	18,599,982
Dividends on the Series A Preferred Stock						(1,365)		(1,365)
Issuance of Common Stock through forward purchase agreement					1,683			1,683
Stock-based compensation					123			123
Issuance of warrants associated with the Term Loans					179			179
Foreign currency translation adjustment							(1)	(1)
Net loss						(6,270)		(6,270)
Balance at Mar. 31, 2024			$ 2		257,581	(264,891)	(119)	(7,427)
Balance (in Shares) at Mar. 31, 2024		4,500,000	18,599,982
Balance at Dec. 31, 2023			$ 2		255,596	(257,256)	(118)	(1,776)
Balance (in Shares) at Dec. 31, 2023		4,500,000	18,599,982
Foreign currency translation adjustment								(3)
Net loss								(16,177)
Balance at Sep. 30, 2024			$ 2		259,119	(277,543)	(121)	(18,543)
Balance (in Shares) at Sep. 30, 2024		4,500,000	18,730,982
Balance at Dec. 31, 2023			$ 2		255,596	(257,256)	(118)	(1,776)
Balance (in Shares) at Dec. 31, 2023		4,500,000	18,599,982
Dividends on the Series A Preferred Stock						(5,521)		(5,521)
Sale of Class A Common Stock through forward purchase agreement					1,683			1,683
Exercise of shortfall warrants					1,815			1,815
Exercise of shortfall warrants (in Shares)			664,883
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement					96			96
Modification of forward purchase agreement					(94)			(94)
Issuance of Common Stock for services (in Shares)				425,606
Issuance of Common Stock under employee stock purchase plan					63			63
Issuance of Common Stock under employee stock purchase plan (in Shares)			32,758
Waiver of accrued dividends associated with Sponsor Support Agreement					3,733			3,733
Induced conversion of Series A Preferred Stock into Class A Common Stock					1,162	(1,162)
Induced conversion of Series A Preferred Stock into Class A Common Stock (in Shares)		(373,333)	1,028,986
Waiver of restriction and vesting requirement of Common Stock
Waiver of restriction and vesting requirement of Common Stock (in Shares)			1,000,000
Stock-based compensation					562			562
Issuance of warrants associated with the Term Loans					1,397			1,397
Foreign currency translation adjustment							(5)	(5)
Issuance of Series A Preferred stock to PIPE Investors (Note 3) (in Shares)		1,000,000
Net loss						(20,795)		(20,795)
Balance at Dec. 31, 2024			$ 2		266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024		4,126,667	21,326,609
Balance at Mar. 31, 2024			$ 2		257,581	(264,891)	(119)	(7,427)
Balance (in Shares) at Mar. 31, 2024		4,500,000	18,599,982
Dividends on the Series A Preferred Stock						(1,365)		(1,365)
Stock-based compensation					142			142
Issuance of warrants associated with the Term Loans					197			197
Foreign currency translation adjustment							(1)	(1)
Net loss						(3,947)		(3,947)
Balance at Jun. 30, 2024			$ 2		257,920	(270,203)	(120)	(12,401)
Balance (in Shares) at Jun. 30, 2024		4,500,000	18,599,982
Dividends on the Series A Preferred Stock						(1,380)		(1,380)
Exercise of shortfall warrants					450			450
Exercise of shortfall warrants (in Shares)			131,000
Modification of forward purchase agreement warrant					(94)			(94)
Stock-based compensation					144			144
Issuance of warrants associated with the Term Loans					699			699
Foreign currency translation adjustment							(1)	(1)
Net loss						(5,960)		(5,960)
Balance at Sep. 30, 2024			$ 2		259,119	(277,543)	(121)	(18,543)
Balance (in Shares) at Sep. 30, 2024		4,500,000	18,730,982
Balance at Dec. 31, 2024			$ 2		266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024		4,126,667	21,326,609
Dividends on the Series A Preferred Stock						(1,238)		(1,238)
Stock-based compensation					160			160
Issuance of warrants associated with the Term Loans					688			688
Foreign currency translation adjustment							6	6
Net loss						(4,998)		(4,998)
Balance at Mar. 31, 2025			$ 2		266,861	(290,970)	(117)	(24,224)
Balance (in Shares) at Mar. 31, 2025		4,126,667	21,326,609
Balance at Dec. 31, 2024			$ 2		266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024		4,126,667	21,326,609
Foreign currency translation adjustment								3
Net loss								(17,170)
Balance at Sep. 30, 2025	$ 130		$ 2		298,116	(305,659)	(120)	(7,661)
Balance (in Shares) at Sep. 30, 2025	143,130	4,126,667	23,809,975
Balance at Mar. 31, 2025			$ 2		266,861	(290,970)	(117)	(24,224)
Balance (in Shares) at Mar. 31, 2025		4,126,667	21,326,609
Dividends on the Series A Preferred Stock						(1,252)		(1,252)
Issuance of Common Stock from ATM offering					204			204
Issuance of Common Stock from ATM offering (in Shares)			134,771
Issuance of Common Stock under employee stock purchase plan					77			77
Issuance of Common Stock under employee stock purchase plan (in Shares)			59,552
Stock-based compensation					146			146
Issuance of warrants associated with the Term Loans					882			882
Foreign currency translation adjustment							(2)	(2)
Net loss						(5,690)		(5,690)
Balance at Jun. 30, 2025			$ 2		268,170	(297,912)	(119)	(29,859)
Balance (in Shares) at Jun. 30, 2025		4,126,667	21,520,932
Dividends on the Series A Preferred Stock						(1,265)		(1,265)
Issuance of Common Stock from ATM offering					210			210
Issuance of Common Stock from ATM offering (in Shares)			165,971
Modification of forward purchase agreement warrant					(62)			(62)
Exercise of forward purchase agreement warrant					158			158
Exercise of forward purchase agreement warrant (in Shares)			105,000
Issuance of Common Stock from registered direct offering
Issuance of Common Stock from registered direct offering (in Shares)			1,908,402
Issuance of Placement Agent Warrants	$ 130
Issuance of Placement Agent Warrants (in Shares)	143,130
Issuance of Common Stock for services					134			134
Issuance of Common Stock for services (in Shares)			109,670
Modification of Term Loan Warrants					1,455			1,455
Extinguishment of Term Loans					27,879			27,879
Stock-based compensation					172			172
Foreign currency translation adjustment							(1)	(1)
Net loss						(6,482)		(6,482)
Balance at Sep. 30, 2025	$ 130		$ 2		$ 298,116	$ (305,659)	$ (120)	$ (7,661)
Balance (in Shares) at Sep. 30, 2025	143,130	4,126,667	23,809,975